Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	Note 13. SUBSEQUENT EVENTS The Company has evaluated subsequent events from the balance sheet date through May 27, 2022, the date the financial statements were available to be issued.
Note 13. SUBSEQUENT EVENTS
The Company has evaluated subsequent events from the balance sheet date through March 10, 2022, the date the financial statements were available to be issued.
On January 10, 2022, the Company announced the launch of LifeWallet LLC (“LifeWallet”). LifeWallet is being designed to help first responders and healthcare providers quickly and easily access patient medical histories. LifeWallet is part of MSP Recovery’s Chase to Pay platform, providing real-time analytics at the point of care, helping identify the primary insurer, assisting providers in receiving reasonable and customary rates for accident-related treatment, shortening the Company’s collection time frame, and increasing revenue visibility and predictability. The Company absorbed part of the technology behind LifeWallet through an employment agreement with the developer of the technology. As such as of December 31, 2021, the Company had no investment related to LifeWallet included in the combined and consolidated balance sheets. Through the date the financial statements were available to be issued, LifeWallet has committed to advertising costs within the next 12 months of approximately $1.5 million.